Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related party transactions	6.4. Related party transactions
Nokia has related party transactions with its subsidiaries, associated companies, joint ventures and pension funds as well as the management and the Board of Directors. Transactions and balances between group companies are eliminated on consolidation. For more information on principles of consolidation and principal Group companies, refer to Note 1.2. General accounting policies, and Note 6.2. Principal Group companies, respectively.
Transactions with associated companies and joint ventures

EURm	2023	2022	2021
Sales	46	74	87
Purchases	(141)	(127)	(144)
Trade receivables	18	36	45
Trade payables	(31)	(26)	(29)
Investments in associated companies and joint ventures are individually immaterial.
In 2016, Nokia entered into a strategic agreement with HMD Global Oy (HMD) granting HMD an exclusive global license to create Nokia branded mobile phones and tablets for ten years. Under the agreement, Nokia receives royalty payments from HMD for sales of Nokia branded mobile phones and tablets, covering both brand and patent licensing. In August 2023, Nokia and HMD amended the licensing agreement so that HMD’s exclusive license to create Nokia branded devices will expire by March 2026. Nokia has held an ownership interest in HMD since 2020 which it has accounted for as an investment in associate. In 2023, Nokia recorded an impairment loss of EUR 28 million related to its investment in HMD in the share of result of associates and joint ventures.
Nokia holds a 51% ownership interest in TD Tech Holding Limited (“TD Tech HK”), a Hong Kong
based joint venture holding company which Nokia has accounted for as an investment in associate. In 2023, TD Tech HK has entered into an agreement to divest the entire business of the joint venture through the sale of TD Tech HK’s operating subsidiaries to a consortium consisting of Huawei Technologies, Chengdu High-tech Investment Group and other buyers. The closing of the transaction is conditional upon receiving regulatory approvals for the transaction and is expected in 2024. Following the transaction, Nokia will exit from its shareholding in TD
Tech HK. Nokia expects to record a gain on the contemplated transactions. At 31 December
2023, the carrying amount of Nokia’s investment in TD Tech HK is included in assets held for sale in the statement of financial position.
Transactions with pension funds
Nokia has borrowings of EUR 37 million (EUR 37 million in 2022) from Nokia
Unterstützungsgesellschaft mbH, Nokia’s German pension fund, a separate legal entity. The loan bears interest at the rate of 6% per annum and its duration is pending until further notice by the loan counterparties who have the right to terminate the loan with a 90-day notice. The loan is included in short-term interest-bearing liabilities in the statement of financial position. For more information on Nokia’s post-employment benefit plans, refer to Note 3.4. Pensions and other post-employment benefits.
Transactions with the Group Leadership Team and the Board of Directors
No loans were granted to the members of the Group Leadership Team and the Board of
Directors in 2023, 2022 or 2021. For information on remuneration of Nokia’s key management personnel, refer to Note 3.2. Remuneration of key management.